Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred:
Foreign	$ 6	$ 28
Deferred income tax expense	6	28
Current:
State	20	7
Foreign	13	17
Total income tax expense, net	$ 39	$ 52